OPTIONS (Details 2)	12 Months Ended
Jun. 30, 2019 $ / shares
Option One
Statement Line Items [Line Items]
Stock price	$ .4000
Risk-free interest rate	1.78%
Expected life	3 years
Estimated volatility in the market price of the common shares	218.00%
Dividend yield	0.00%
Option Two
Statement Line Items [Line Items]
Stock price	$ 1.1400
Risk-free interest rate	1.83%
Expected life	3 years
Estimated volatility in the market price of the common shares	213.00%
Dividend yield	0.00%